Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
(17) Recent Accounting Pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers (Topic 606)” which implements a common revenue standard that clarifies the principles for recognizing revenue. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation. In July 2015, FASB deferred the effective date of the ASU by one year which means ASU 2014-09 will be effective for the Company on January 1, 2018.  In addition, the FASB issued targeted updates to clarify specific implementation issues of ASU 2014-09. These updates include ASU No. 2016-08 - Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU No. 2016-10 - Identifying Performance Obligations and Licensing and ASU No. 2016-12 - Narrow-Scope Improvements and Practical Expedients. The company has completed the evaluation of the ASU and discovered that a majority of the revenue contracts are not applicable and those that were determined applicable are not material to the financial statements.

The company has completed the evaluation of the ASU and determined that a majority of the revenue line items are not applicable for the ASU.

Wealth Management products and services were evaluated and determined within scope of the ASU requiring the Company to treat services within wealth management contracts as a single performance obligation. The effects of this requirement would not lead to significantly different recognition and measurement outcomes when compared to current accounting practices.

Service charges on deposit accounts and gains on sales of Other Real Estate Owned were evaluated and determined within scope of the ASU, however, would not lead to significantly different recognition and measurement outcomes when compared to current accounting practices.

For those revenue items that were determined within scope, the Company has determined the ASU will not have a significant impact to revenue recognition policies and will not have a material impact on the financial statements upon adoption.

In January 2016, the FASB issued ASU No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities” which amended existing guidance to improve accounting standards for financial instruments including clarification and simplification of accounting and disclosure requirements and the requirement for public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. These amendments are effective for public business entities for annual periods and interim periods within those annual periods beginning after December 15, 2017. The ASU is not expected to significantly impact the Company’s consolidated financial statements and the Company will be making enhanced disclosures for fair value of financial instruments (primarily loans) to comply with the exit price notion as required under the ASU beginning March 31, 2018.

In February 2016, the FASB issued ASU No. 2016-02, “Leases” which amended existing guidance to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. These amendments are effective for public business entities for annual periods and interim periods within those annual periods beginning after December 15, 2018. The Company is evaluating the impact of ASU No. 2016-02 on its consolidated financial statements.

In June 2016, the FASB released ASU 2016-13, “Financial Instruments – Credit Losses” which amended existing guidance to replace current generally accepted accounting principles used to measure a reporting entity’s credit losses.  The main objective of this update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. These amendments are effective for public business entities for annual periods and interim periods within those annual periods beginning after December 15, 2019. The ASU represents a significant departure from current GAAP and the Company is evaluating the impact of the ASU on its consolidated financial statements, which includes developing a roadmap for implementation of the new standard.

In February 2018, the FASB issued ASU 2018-02,  “Income statement – Reporting Comprehensive Income (Topic 220) Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income” which will allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act.  These amendments are effective for all entities for fiscal years beginning after December 15, 2018.  For Interim periods within those fiscal years, early adoption of the amendment is permitted including public business entities for reporting periods for which financial statements have not yet been issued. The Company intends to early adopt the ASU in the first quarter of 2018 and will reclassify the stranded tax effect in accumulated other comprehensive income to retained earnings in the period ended March 31, 2018.